CRYPTO ASSETS	12 Months Ended
Dec. 31, 2025
Open World Ltd. [Member]
CRYPTO ASSETS

9. CRYPTO ASSETS

The Group accounts for crypto assets in accordance with ASU 2023-08, Accounting for and Disclosure of Crypto Assets. Crypto assets are classified as intangible assets and measured at fair value at each reporting date, with changes in fair value recognized in net income.

Crypto assets held for operations are received as a form of payment and are converted to cash or used to fulfill expenses in the ordinary course of the Group’s business. Stablecoins such as USDT and USDC are redeemable on a one-to-one basis for U.S. dollars and are classified as crypto assets held for operations in the consolidated Balance Sheet. No individual token balance was greater than 5% of equity.

The following table summarizes the Group’s crypto assets as of December 31, 2025, and December 31, 2024 (in USD):

Category	December 31, 2025			December 31, 2024
	Units	Cost Basis ($)	Fair Value ($)	Units	Cost Basis ($)	Fair Value ($)
Stablecoins (USDT, USDC)	340,438	340,438	340,438	1,415,663	1,415,663	1,415,631
Tokens	64,111,091	8,737,332	582,548	11,893,972	9,955,895	6,591,425
Total	64,451,529	9,077,770	922,987	13,309,635	11,371,558	8,007,056

The following table presents a reconciliation of the crypto assets held for operations by the Group as of December 31, 2025, and December 31, 2024:

	December 31, 2025	December 31, 2024
Beginning balance, January 1	8,007,056	524,409
Additions (purchases/receipts)	25,198,384	25,146,088
Disposals (sales/payments)	(27,253,393)	(14,358,231)
Net change in fair value	(5,029,060)	(3,305,210)
Ending balance, December 31	922,987	8,007,056
Realized Gains and Losses	(4,374,903)	122,250

When crypto assets are disposed of, realized gains and losses are calculated using the FIFO (first-in, first-out) method.

The fair value of the Group’s crypto assets is determined based on quoted prices in active markets (Level 1 inputs) as of the reporting date.

The Group holds crypto assets in self-custodied wallets and with third-party custodians. These balances are not bank deposits and are not insured by the FDIC or SIPC. Accordingly, the Group is subject to custodial, counterparty, and cybersecurity risks in the event of custodian insolvency, security breaches, or technological failures. When crypto assets are disposed of, realized gains and losses are calculated using the FIFO (first-in, first-out) method.